Income Taxes - Components of Income Tax Expense (Recovery) Recognized in Equity (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Current income tax expense (recovery)	$ 5	$ 5
Deferred income tax expense (recovery)	(8)	(15)
Total income tax recognized directly in equity	$ (3)	$ (10)